Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Entity Registrant Name	HUMANIGEN, INC
Entity Central Index Key	0001293310
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false